ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
ASSETS HELD FOR SALE [Abstract]
Schedule of the major items of assets and liabilities classified as held for sale
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2025
Assets
Cash and cash equivalents	$6
Trade receivables and other current assets	9
Financial instrument assets	10
Property, plant and equipment	441
Assets held for sale	$466
Liabilities
Current liabilities	$4
Non-recourse borrowings	133
Financial instrument liabilities	65
Other long-term liabilities	10
Provisions	8
Liabilities directly associated with assets held for sale	$220